Consolidated statement of cash flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Result before tax	€ 6,037	€ 17,358	€ 8,385
Adjusted for:
– Depreciation and amortisation	674	711	834
– Addition to loan loss provisions	520	1,861	516
– Revaluations	1,806	(6,002)	(1,321)
– Other non-cash items in Result before tax	260	(330)	131
Taxation paid	(2,700)	(1,474)	(1,873)
Changes in:
– Loans and advances to banks, not available on demand	12,693	(5,837)	262
– Deposits from banks, not payable on demand	(31,804)	(26,976)	8,438
– Trading assets	(3,359)	(5,489)	(25)
– Trading liabilities	(1,869)	11,975	(5,596)
– Loans and advances to customers	(5,816)	(19,297)	(27,860)
– Customer deposits	8,513	25,057	10,339
– Non–trading derivatives	2,409	(5,469)	290
– Assets designated at fair value through profit or loss	260	45	(1,907)
– Assets mandatorily at fair value through profit or loss	(7,402)	(4,143)	1,650
– Other assets	1,727	(2,866)	(113)
– Other financial liabilities at fair value through profit or loss	4,391	9,886	(6,791)
– Provisions and other liabilities	2,320	(123)	(304)
Net cash flow from/(used in) operating activities	(11,340)	(11,112)	(14,943)
Investments and advances:
- Associates and joint ventures	(55)	(48)	(91)
– Property and equipment	(246)	(231)	(184)
Disposals and redemptions:
– Associates and joint ventures	164	58	57
– Disposal of subsidiaries, net of cash disposed	0	7	27
– Property and equipment	57	83	39
Net cash flow from/(used in) investing activities	(8,545)	(5,307)	6,220
Cash flows from financing activities 32
Proceeds from debt securities	116,436	92,707	85,113
Repayments of debt securities	(90,574)	(82,844)	(76,150)
Proceeds from issuance of subordinated loans	2,225	983	3,163
Repayments of subordinated loans	(2,894)	(1,090)	(2,449)
Repayments of principal portion of lease liabilities	(291)	(296)	(301)
Purchase/sale of treasury shares	(3,531)	(1,717)	(1,608)
Dividends paid	(2,967)	(3,093)	(2,382)
Other financing	0	0	1
Net cash flow from/(used in) financing activities	18,404	4,649	5,387
Net cash flow	(1,481)	(11,770)	(3,335)
Cash and cash equivalents at beginning of year	95,391	107,665	111,566
Effect of exchange rate changes on cash and cash equivalents	(898)	(504)	(565)
Cash and cash equivalents at end of year	93,012	95,391	107,665
Other investments purchased
Investments and advances:
– Other investments	(310)	(198)	(179)
Other investments disposed
Disposals and redemptions:
– Other investments	15	10	0
- Financial assets at fair value through other comprehensive income
Investments and advances:
- Financial assets at fair value through other comprehensive income and securities at amortised cost	(19,995)	(18,806)	(13,186)
Disposals and redemptions:
– securities at amortised cost	11,913	14,526	17,750
- Securities at amortised cost
Investments and advances:
- Financial assets at fair value through other comprehensive income and securities at amortised cost	(49,614)	(24,651)	(44,945)
Disposals and redemptions:
– securities at amortised cost	€ 49,525	€ 23,943	€ 46,933